Interest and Finance Costs, net (Details Narrative) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Mar. 22, 2023	Mar. 16, 2022
Amortization of Debt Discount (Premium)	$ 0	$ 0	$ 0	$ 350
Series D Preferred Stock [Member]
Redemption date			May 30, 2023
Redemption of preferred shares | shares			3,517,061
Interest expense			$ 663
Debt extinguishment guidance of ASC 470-50 [Member]
Written-off unamortized deferred finance cost			$ 430	579
Interest Rate Swap [Member]
Number of floating-to-fixed interest rate swaps					1	1
Fixed interest rate	3.82%		3.82%
Floating rate basis			six-month SOFR
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Description of Interest Rate Derivative Activities			In 2022, the Company discontinued ten of its cash flow hedge interest rate swaps through early termination agreements. The Company considered the forecasted transactions as still probable for seven of those interest rate swaps.
Amortization of deferred gain on termination of financial instruments	$ 1,313	0	$ 2,611	0
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Cash flow hedge gains/(losses)	$ 1,046	561	$ 673
Bunker Swap [Member] | Designated as Hedging Instrument [Member]
Number of floating-to-fixed interest rate swaps	4		4
Bunker Swap [Member] | Not Designated as Hedging Instrument [Member]
Cash flow hedge gain			$ 3
Interest Rate Cash Flow Hedge Asset at Fair Value	$ 3	$ 1,989	$ 3	1,989
Bunker Swaps [Member]
Cash received from swap terminations				$ 9,912